Research tax credit receivable and product development costs capitalized (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Research tax credit receivable	$ 6,724,000	$ 5,110,000
Intangible assets	31,535,000	25,312,000
Research Tax Credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Research tax credit receivable	7,880,000
Capitalized development costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Intangible assets	21,165,000	$ 13,548,000
Capitalized development costs | Monarch N, Monarch 2 And Calliope 2 Chipsets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Intangible assets	$ 8,804,000		$ 2,599,000